Income and expenses - Income taxes - Deferred tax additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Innovation income deduction %	85.00%
Unused tax loss carry-forward, tax credits and other	€ 91,753	€ 119,042	€ 87,558
Deferred tax assets	2,797	3,523	1,186
Deferred tax liabilities	3,725	3,202	4,312
Materialise NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward, tax credits and other	46,533	55,669	45,245
Tax losses carried forward and Innovation Income Deductions | Materialise USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,000	1,200	1,600
Tax losses carried forward and Innovation Income Deductions | Materialise NV
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 100	0	€ 200
Connection with business combination
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		€ 5,000